Employee Retirement Benefit Plans - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Recognition of the liability associated with participation	$ 29.9
Expense within discontinued operations	$ 25.4	$ 6.2
Annual rate of interest on Loan	5.00%